Schedule Of Movements Of Credit Loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Balance at beginning of the year	¥ (39)	¥ (39)
Allowance for expected credit loss of receivables	(69)		(39)
Balance at end of the year	¥ (108)	¥ (39)	¥ (39)